Note 32 - Capital base and Capital management	12 Months Ended
Dec. 31, 2020
Capital Base And Capital Management
Information Whether Entity Complied with Any Externally Imposed Capital Requirement

32. Capital base and capital management XE "Capital base and capital management"

32.1. Capital base

As of December 31, 2020, 2019 and 2018, own funds is calculated in accordance to the applicable regulation of each year on minimum capital requirements for Spanish credit institutions –both as individual entities and as consolidated group– that establish how to calculate them, as well as the various internal capital adequacy assessment processes they should have in place and the information they should disclose to the market.

With respect to the capital requirement the ECB, in its announcement on March 12, 2020, in reaction to COVID-19, has allowed the banks to use additional Tier 1 or Tier 2 capital instruments to meet partially the Pillar II (P2R) requirements for 2021, which is known as "Pillar 2 tiering." This measure has been reinforced by the relaxation of the Countercyclical Capital Buffer (CCyB) announced by various national macroprudential authorities and by other complementary measures published by the ECB. All of this has resulted in a reduction of 66 basis points in the CET1 requirement for BBVA, with that requirement standing at 8.59% and the requirement in terms of total capital at 12.75%, both requirements at consolidated level. The reduction in the requirement at the total ratio level is only around 2 basis points, as a result of the lower applicable countercyclical buffer.

From 2021 onwards, the BBVA Group has set the objective of maintaining a CET1 ratio at a consolidated level of between 11.5% -12.0%, increasing the target distance to the minimum requirement (currently at 8.59%) at 291-341 basis points. At closing of the financial year 2020, the CET1 ratio is within this target management range.

A reconciliation of the main figures between the accounting and regulatory own funds as of December 31, 2020, 2019 and 2018 is shown below:

Eligible capital resources (Millions of Euros)
	Notes	2020	2019	2018
Capital	26	3.267	3.267	3.267
Share premium	27	23.992	23.992	23.992
Retained earnings, revaluation reserves and other reserves	28	30.344	29.269	26.029
Other equity instruments, net		42	56	50
Treasury shares	29	(46)	(62)	(296)
Profit (loss) attributable to the parent company	6	1.305	3.512	5.400
Interim dividend		-	(1.084)	(1.109)
Total equity		58.904	58.950	57.333
Accumulated other comprehensive income (loss)	30	(14.356)	(10.226)	(10.223)
Non-controlling interest	31	5.472	6.201	5.764
Shareholders' equity		50.020	54.925	52.874
Goodwill and other intangible assets		(3.455)	(6.803)	(8.199)
Indirect and synthetic treasury shares		(320)	(422)	(135)
Deductions		(3.775)	(7.225)	(8.334)
Differences from solvency and accounting perimeter		(186)	(215)	(176)
Equity not eligible at solvency level		(186)	(215)	(176)
Other adjustments and deductions (1)		(3.128)	(3.832)	(4.049)
Common Equity Tier 1 (CET 1)		42.931	43.653	40.313
Additional Tier 1 before Regulatory Adjustments		6.666	6.048	5.634
Tier 1		49.597	49.701	45.947
Tier 2		8.548	8.304	8.756
Total Capital (Total Capital=Tier 1 + Tier 2)		58.145	58.005	54.703

Total Minimum equity required		45.042	46.540	41.576

(1) Other adjustments and deductions includes the amount of minority interest not eligible as capital, amount of dividends not distributed and other deductions and filters set by the CRR. In addition it includes other remuneration to shareholders (see Note 4)

The Group’s own funds in accordance with the aforementioned applicable regulation as of December 31, 2020, 2019 and 2018 are shown below:

Amount of capital CC1 (Millions of Euros)

	2020	2019 (*)	2018 (*)
Capital and share premium	27.259	27.259	27.259
Retained earnings and equity instruments	29.974	29.127	25.896
Other accumulated income and other reserves	(14.023)	(10.133)	(10.130)
Minority interests	3.656	4.404	3.809
Net interim attributable profit	860	1.316	3.188
Common Equity Tier I (CET1) before other regulatory adjustments	47.726	51.974	50.022
Goodwill and intangible assets	(3.455)	(6.803)	(8.199)
Direct and indirect holdings in own Common Equity Tier I instruments	(366)	(484)	(432)
Deferred tax assets	(1.478)	(1.420)	(1.463)
Other deductions and filters (**)	504	386	386
Total common equity Tier 1 regulatory adjustments	(4.795)	(8.321)	(9.709)
Common equity TIER 1 (CET1)	42.931	43.653	40.313
Capital instruments and share premium accounts classified as liabilities and qualifying as Additional Tier I	6.130	5.400	5.005
Qualifying Tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties	536	648	629
Additional Tier 1 (CET 1) before regulatory adjustments	6.666	6.048	5.634
Additional Tier 1 (AT1)	6.666	6.048	5.634
Tier 1 (Common equity TIER 1+ additional TIER 1)	49.597	49.701	45.947
Capital instruments and share premium accounted as Tier 2	4.540	3.242	3.768
Qualifying Tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties	3.410	4.512	4.409
Credit risk adjustments	604	631	579
Tier 2 before regulatory adjustments	8.554	8.385	8.756
Tier 2 regulatory adjustments	(6)	(82)	-
Tier 2	8.548	8.304	8.756
Total capital (Total capital=Tier 1 + Tier 2)	58.145	58.005	54.703
Total RWA's	353.273	364.448	348.264
CET 1 (phased-in)	12,2%	12,0%	11,6%
Tier 1 (phased-in)	14,0%	13,6%	13,2%
Total capital (phased-in)	16,5%	15,9%	15,7%

(*) According to EBA Standards published in June 2020 (EBA / ITS / 2020/04), the table has been adapted according to the format established by the EBA in those rows that are applicable to the date of the report, between which is the transitory impact by IFRS 9 in CET1, which has been reclassified from the row "Common Equity Tier 1 before regulatory adjustments" as a regulatory adjustment of Common Equity Tier 1 capital, within the row "Other deductions and filters ".

(**) Additionally, it includes other shareholder remuneration (see Note 4).

As of December 2020 Common Equity Tier 1 (CET1) phased-in ratio stood at 12.15% which represented and in increase of +17 basis points with respect to 2019. In terms of CET1 fully loaded, the consolidated ratio stood at 11.73% (which represents a reduction of 1 basis point compared to 2019). The difference is mainly explained by the effect of the transitory adjustments for the treatment in the solvency ratios of the impacts of IFRS 9 and subsequent modifications in response to the COVID-19 pandemic.

This evolution had been affected by the positive BBVA´s organic profit generation which has it made possible to cover the growth of risk weighted assets (RWA) and the relative stabilization of the financial markets during the second half of the year, largely motivated by the measures to stimulate the economy and the announced guaranteed programs by the different national and supranational authorities and the approval by the Parliament and the European Council of regulation 2020/873 (known as CRR quick fix).

Regarding the shareholder remuneration proposal in relation to the Group's 2020 result, explained in Note 4, this amount has been anticipated as a prudential buffer in the Group's capital ratios, with an impact of 11 basis points.

Phased-in additional Tier 1 capital (AT1) stood at 1, 89% at the end of December 2020, an improvement of +23 basis points compared to the previous year. In this respect, in July 2020, the first green CoCo from a financial institution worldwide was issued for an amount of €1,000 million, with a coupon of 6% and an option for early amortization in five and a half years. Moreover, a CoCo of €1,500 million (coupon of 6.75%) was amortized in February, on the first date of the early amortization option; in January 2021, the early amortization options were implemented for two preferential issuances, issued by BBVA International Preferred and Caixa Sabadell Preferents for 31 million pounds sterling and €90m respectively; and finally, for a third preferential issuance issued by Caixa Terrassa Societat de Participacions Preferents, the bondholders' meeting has approved its early amortization on January 29, 2021 (versus the amortization option date of August 10, 2021). As of December 31, 2020, these issuances do not form part of the Group's capital adequacy ratios.

The phased-in Tier 2 ratio stood at 2.42%, an increase of +14 basis points over the previous years. Two Tier 2 issuances were issued in 2020: an issuance of €1,000 million in January, with a maturity of 10 years and an amortization option from the fifth year, with a coupon of 1%; and another issuance of 300 million pounds sterling in July, with a maturity of 11 years and with an early amortization option from the sixth year, with a coupon of 3.104%.

Regarding the MREL (Minimum Requirement for own funds and Eligible Liabilities) requirements, BBVA has continued its issuance plan during 2020 by closing two public issuances of non-preferred senior debt, one in January 2020 for €1,250m with a maturity of seven years and a coupon of 0.5%, and another in February 2020 for CHF 160m with a maturity of six and a half years and a coupon of 0.125%. In May 2020, the first issuance of a COVID-19 social bond by a private financial institution in Europe was completed. This is a five-year senior preferred bond, for €1,000 million and a coupon of 0.75%. Finally, in order to optimize the MREL requirement, in September BBVA issued preferred senior debt of USD 2,000 million in two tranches, with maturities of three and five years, for USD 1,200 million and USD 800 million and coupons of 0.875% and 1.125% respectively.

The Group estimates that, following the entry into force of Regulation (EU) No. 2019/877 of the European Parliament and of the Council of May 20 (which, among other matters, establishes the MREL in terms of RWAs and new periods for said requirement's transition and implementation), the current structure of shareholders’ funds and admissible liabilities enables compliance with the MREL.

32.2. Leverage ratio

The leverage ratio (LR) is a regulatory measure complementing capital designed to enable the soundness and financial strength of institutions in terms of indebtedness. This measurement can be used to estimate the percentage of the assets and off-balance sheet arrangements financed with Tier 1 capital, being the carrying amount of the assets used in this ratio adjusted to reflect the bank’s current or potential leverage of a given balance-sheet position (Leverage ratio exposure).

Breakdown of leverage ratio as of December 31, 2020, 2019 and 2018, calculated according to CCR, is as follows:

Leverage ratio
	2020	2019	2018
Tier 1 (millions of euros) (a)	49.597	49.701	45.947
Exposure (millions of euros) (b)	741.095	731.087	705.299
Leverage ratio (a)/(b) (percentage)	6,69%	6,80%	6,51%

32.3. Capital management

The aim of capital management within BBVA and the Group is to assist that both BBVA and the Group have the necessary capital at any given time to develop the corporate strategy reflected in the Strategic Plan, in line with the risk profile set out in the Group Risk Appetite Framework (RAF).

In this regard, BBVA's capital management is also part of the most relevant forward-looking strategic decisions in the Group's management and monitoring, which include the Annual Budget and the Liquidity and Funding Plan, with which it is coordinated — all with the aim of achieving the Group's overall strategy.

Capital must be allocated optimally in order to meet the need to preserve the solvency of BBVA and the Group at all times. Together with the Group's solvency risk profile included in the RAF, this optimal allocation serves as a guide for the Group's capital management and means a continuous need for a solid capital position that makes it possible to:

•Anticipate ordinary and extraordinary consumption that may occur, even under stress;

•Promote the development of the Group's business and align it with capital and profitability objectives by allocating resources appropriately and efficiently;

•(Cover all risks—including potential risks—to which it is exposed¬;

•Comply with regulatory and internal management requirements at all times; and

•Remunerate BBVA shareholders in accordance with the Shareholder Remuneration Policy in force at any given time.

The areas involved in capital management in the Group shall follow and respect the following principles in their respective areas of responsibility:

•Supporting that capital management is integrated and consistent with the Group's Strategic Plan, RAF, Annual Budget and other strategic-prospective processes, to help achieve the Group's long-term sustainability.

•Taking into account both the applicable regulatory and supervisory requirements and the risks to which the Group is—or may be—exposed when conducting its business (economic vision), when establishing a target capital level, all while adopting a forward-looking vision that takes adverse scenarios into consideration.

•Carrying out efficient capital allocation that promotes good business development, supporting that expectations for the evolution of activity meet the strategic objectives of the Group and anticipating the ordinary and extraordinary consumption that may occur.

•Enabling compliance with the solvency levels, including the minimum requirement for own funds and eligible liabilities (MREL), required at any given time.

•Compensating BBVA shareholders in an adequate and sustainable manner.

•Optimizing the cost of all instruments used for the purpose of meeting the target capital level at any given time

To achieve the aforementioned principles, capital management will be based on the following essential elements:

•An adequate governance and management scheme, both at the corporate body level and at the executive level.

•Planning, managing and monitoring capital properly, using the measurement systems, tools, structures, resources and quality data necessary to do so.

•A set of metrics, which is duly updated, to facilitate the tracking of the capital situation and to identify any relevant deviations from the target capital level.

•A transparent, correct, consistent and timely communication and dissemination of capital information outside the Group.

•An internal regulatory body, which is duly updated, including the regulations and procedures that, support adequate capital management.